Share-based Compensation - Valuation assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	57.30%
Weighted average volatility	57.30%	58.44%
Expected dividends	0.00%	0.00%
Risk-free rate	3.10%
Contractual term (in years)	10 years	10 years
Enterprise value	$ 0.65
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		57.90%
Risk-free rate		2.60%
Enterprise value		$ 0.32
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		59.70%
Risk-free rate		3.18%
Enterprise value		$ 0.65